SHORT-TERM AND LONG-TERM DEBT - Credit Facilities Available to Company (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	May 14, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2014 USD ($)
Bilateral Facilities | JP Morgan
Line of Credit Facility [Line Items]
Start Date	May 07, 2014
Maturity Date	May 07, 2019
Total Facility			$ 400
Bilateral Facilities | Citi Bank
Line of Credit Facility [Line Items]
Start Date	Dec. 18, 2015
Maturity Date	Dec. 18, 2020
Total Facility			300
Bilateral Facilities | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Start Date	Jul. 28, 2016
Maturity Date	Jul. 28, 2021
Total Facility			450
Syndicated Facilities | Citi Bank
Line of Credit Facility [Line Items]
Start Date	Jun. 26, 2015
Maturity Date	Jun. 26, 2021
Total Facility			1,295
Syndicated Facilities | HSBC
Line of Credit Facility [Line Items]
Start Date	Dec. 12, 2014
Maturity Date	Dec. 11, 2020
Total Facility | €	€ 1,570
Syndicated Facilities | AB Revolving Credit Facility
Line of Credit Facility [Line Items]
Start Date	Nov. 29, 2017
Maturity Date	Nov. 28, 2018
Total Facility			200
Syndicated Facilities | AB Credit Facility
Line of Credit Facility [Line Items]
Start Date	Oct. 22, 2014
Maturity Date	Oct. 22, 2019
Total Facility			1,000
Affiliated Facilities | AXA
Line of Credit Facility [Line Items]
Start Date	Nov. 18, 2016
Maturity Date	Nov. 18, 2019
Total Facility			1,500
Revolving credit facility | JP Morgan
Line of Credit Facility [Line Items]
Total Facility		$ 250		$ 400			$ 250
Revolving credit facility | Citi Bank
Line of Credit Facility [Line Items]
Total Facility						$ 300
Revolving credit facility | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Total Facility				$ 450	$ 300
Revolving credit facility | Bilateral Facilities | JP Morgan
Line of Credit Facility [Line Items]
Available to Company			250
Revolving credit facility | Bilateral Facilities | Citi Bank
Line of Credit Facility [Line Items]
Available to Company			300
Revolving credit facility | Bilateral Facilities | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Available to Company			300
Revolving credit facility | Syndicated Facilities | Citi Bank
Line of Credit Facility [Line Items]
Available to Company			250
Revolving credit facility | Syndicated Facilities | HSBC
Line of Credit Facility [Line Items]
Available to Company | €	€ 1,570
Revolving credit facility | Syndicated Facilities | AB Revolving Credit Facility
Line of Credit Facility [Line Items]
Available to Company			200
Revolving credit facility | Syndicated Facilities | AB Credit Facility
Line of Credit Facility [Line Items]
Available to Company			1,000
Revolving credit facility | Affiliated Facilities | AXA
Line of Credit Facility [Line Items]
Available to Company			1,500
Swingline | Bilateral Facilities | JP Morgan
Line of Credit Facility [Line Items]
Available to Company			250
Swingline | Bilateral Facilities | Citi Bank
Line of Credit Facility [Line Items]
Available to Company			300
Swingline | Bilateral Facilities | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Available to Company			300
Swingline | Syndicated Facilities | Citi Bank
Line of Credit Facility [Line Items]
Available to Company			250
Swingline | Syndicated Facilities | HSBC
Line of Credit Facility [Line Items]
Available to Company			1,000
Swingline | Syndicated Facilities | AB Revolving Credit Facility
Line of Credit Facility [Line Items]
Available to Company			0
Swingline | Syndicated Facilities | AB Credit Facility
Line of Credit Facility [Line Items]
Available to Company			240
Swingline | Affiliated Facilities | AXA
Line of Credit Facility [Line Items]
Available to Company			$ 0